INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Raw materials	$ 129,004	$ 111,483
Production supplies	128,229	122,794
Work in progress	69,760	66,432
Finished goods	532,200	554,933
Spare Parts	194,674	174,554
Total Inventories	$ 1,053,867	$ 1,030,196